Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

June 30, 2020

AFF15-QTLY-0820
1.818355.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $809,781)	810,000	809,800
	Shares	Value

Domestic Equity Funds - 24.3%
Fidelity Advisor Series Equity Growth Fund (b)	1,516,827	$24,572,602
Fidelity Advisor Series Growth Opportunities Fund (b)	1,091,655	17,171,738
Fidelity Advisor Series Small Cap Fund (b)	989,976	10,424,453
Fidelity Series All-Sector Equity Fund (b)	1,038,784	10,045,043
Fidelity Series Commodity Strategy Fund (b)	5,359,640	20,581,019
Fidelity Series Large Cap Stock Fund (b)	2,537,392	35,701,109
Fidelity Series Large Cap Value Index Fund (b)	306,542	3,368,902
Fidelity Series Opportunistic Insights Fund (b)	1,175,858	22,647,019
Fidelity Series Small Cap Opportunities Fund (b)	1,044,002	12,768,146
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,020,842	21,016,761
Fidelity Series Value Discovery Fund (b)	1,883,115	22,032,445
TOTAL DOMESTIC EQUITY FUNDS
(Cost $166,582,970)		200,329,237

International Equity Funds - 21.9%
Fidelity Series Canada Fund (b)	944,401	9,009,586
Fidelity Series Emerging Markets Fund (b)	923,033	7,891,930
Fidelity Series Emerging Markets Opportunities Fund (b)	3,763,978	72,155,461
Fidelity Series International Growth Fund (b)	1,627,289	27,891,727
Fidelity Series International Small Cap Fund (b)	499,786	7,986,587
Fidelity Series International Value Fund (b)	3,317,107	27,896,867
Fidelity Series Overseas Fund (b)	2,692,641	27,788,057
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $148,509,810)		180,620,215

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (b)	586,586	5,261,672
Fidelity Series Floating Rate High Income Fund (b)	139,455	1,202,103
Fidelity Series High Income Fund (b)	633,126	5,590,499
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,456,442	67,469,824
Fidelity Series International Credit Fund (b)	68,628	702,752
Fidelity Series Investment Grade Bond Fund (b)	19,834,820	240,596,367
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,780,381	18,498,153
Fidelity Series Real Estate Income Fund (b)	374,355	3,616,265
TOTAL BOND FUNDS
(Cost $309,735,179)		342,937,635

Short-Term Funds - 12.2%
Fidelity Cash Central Fund 0.12% (c)	1,517,608	1,517,912
Fidelity Series Government Money Market Fund 0.25% (b)(d)	78,845,407	78,845,407
Fidelity Series Short-Term Credit Fund (b)	2,037,658	20,824,863
TOTAL SHORT-TERM FUNDS
(Cost $100,671,670)		101,188,182
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $726,309,410)		825,885,069
NET OTHER ASSETS (LIABILITIES) - 0.0%		(291,099)
NET ASSETS - 100%		$825,593,970

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Sept. 2020	$711,360	$7,986	$7,986
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9	Sept. 2020	443,565	(340)	(340)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Sept. 2020	6,643,930	(164,991)	(164,991)
TOTAL FUTURES CONTRACTS					$(157,345)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $567,860.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$744
Total	$744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,613,188	$1,004,991	$857,767	$--	$171,055	$5,641,135	$24,572,602
Fidelity Advisor Series Growth Opportunities Fund	11,961,675	695,837	579,847	--	14,383	5,079,690	17,171,738
Fidelity Advisor Series Small Cap Fund	7,746,259	1,126,385	394,086	--	(766)	1,946,661	10,424,453
Fidelity Series All-Sector Equity Fund	8,082,906	503,686	386,088	--	(24,664)	1,869,203	10,045,043
Fidelity Series Canada Fund	7,054,379	1,120,435	389,544	--	(69,750)	1,294,066	9,009,586
Fidelity Series Commodity Strategy Fund	25,490,366	72,029	5,984,459	--	(2,367,003)	3,370,086	20,581,019
Fidelity Series Emerging Markets Debt Fund	4,845,097	94,435	217,537	72,238	8,018	531,659	5,261,672
Fidelity Series Emerging Markets Fund	5,076,354	1,846,274	255,524	--	18,915	1,205,911	7,891,930
Fidelity Series Emerging Markets Opportunities Fund	48,639,256	14,568,884	3,530,606	--	128,714	12,349,213	72,155,461
Fidelity Series Floating Rate High Income Fund	1,152,720	19,550	52,631	14,180	(6,831)	89,295	1,202,103
Fidelity Series Government Money Market Fund 0.25%	95,067,836	4,902,160	21,124,589	63,769	--	--	78,845,407
Fidelity Series High Income Fund	5,365,266	107,620	263,149	80,769	(14,947)	395,709	5,590,499
Fidelity Series Inflation-Protected Bond Index Fund	64,845,221	4,465,532	4,198,273	36,444	75,764	2,281,580	67,469,824
Fidelity Series International Credit Fund	651,223	4,836	--	4,836	--	42,756	702,752
Fidelity Series International Growth Fund	32,877,456	88,226	10,416,073	--	4,258,371	1,083,747	27,891,727
Fidelity Series International Small Cap Fund	7,756,858	34,758	1,236,220	--	220,936	1,210,255	7,986,587
Fidelity Series International Value Fund	27,998,648	508,136	5,267,290	--	(448,651)	5,106,024	27,896,867
Fidelity Series Investment Grade Bond Fund	230,747,222	13,502,038	15,380,018	1,632,131	201,498	11,525,627	240,596,367
Fidelity Series Large Cap Stock Fund	29,644,912	2,474,634	1,416,492	--	397	4,997,658	35,701,109
Fidelity Series Large Cap Value Index Fund	3,068,567	15,550	151,854	--	8,648	427,991	3,368,902
Fidelity Series Long-Term Treasury Bond Index Fund	19,818,002	1,771,466	2,615,429	406,790	425,735	(901,621)	18,498,153
Fidelity Series Opportunistic Insights Fund	17,410,024	1,599,845	798,280	--	214,500	4,220,930	22,647,019
Fidelity Series Overseas Fund	27,048,067	1,368,665	5,841,403	--	(696,274)	5,909,002	27,788,057
Fidelity Series Real Estate Income Fund	3,245,495	66,587	165,000	49,666	(13,387)	482,570	3,616,265
Fidelity Series Short-Term Credit Fund	20,155,281	121,487	142,117	120,365	(605)	690,817	20,824,863
Fidelity Series Small Cap Opportunities Fund	9,794,269	1,520,067	495,769	--	29,135	1,920,444	12,768,146
Fidelity Series Stock Selector Large Cap Value Fund	18,271,386	742,273	911,679	--	12,471	2,902,310	21,016,761
Fidelity Series Value Discovery Fund	18,974,502	647,011	917,319	--	(6,262)	3,334,513	22,032,445
	$771,402,435	$54,993,397	$83,989,043	$2,481,188	$2,139,400	$79,007,231	$823,557,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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